Offerings	May 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	3,080,950
Proposed Maximum Offering Price per Unit	13.50
Maximum Aggregate Offering Price	$ 41,592,825.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,743.97
Offering Note	The proposed maximum offering price per unit is based on the average of the high and low prices of WinVest Class A ordinary shares as quoted by the OTC Markets Group Inc. on May 21, 2026, which was approximately $13.50 per share. Represents Class A Ordinary Shares, issuable to the shareholders of WinVest, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Public Warrants
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the public warrants has been allocated to the Class A Ordinary Shares underlying WinVest's public warrants, and those Class A Ordinary Shares are included in the total registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Private Warrants
Amount Registered | shares	10,900,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the private warrants has been allocated to the Class A Ordinary Shares underlying WinVest's private warrants, and those Class A Ordinary Shares are included in the total registration fee.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of Warrants
Amount Registered | shares	11,200,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 128,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,787.28
Offering Note	Represents 5,750,000 shares of Class A Ordinary Shares underlying WinVest's public warrants and 5,450,000 shares of Class A Ordinary Shares underlying WinVest's private warrants, with the per warrant price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f) under the Securities Act. The proposed maximum offering price per unit is based on the exercise price of WinVest's public warrants, which is $11.50 per warrant.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon conversion of Rights
Amount Registered | shares	766,667
Proposed Maximum Offering Price per Unit	13.50
Maximum Aggregate Offering Price	$ 10,350,004.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,429.34
Offering Note	Represents 766,667 shares of Class A Ordinary Shares underlying WinVest's public rights pursuant to the merger, with the per right price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f) under the Securities Act. The proposed maximum offering price per unit is based on the average of the high and low prices of WinVest Class A ordinary shares, as quoted by the OTC Markets Group Inc. on May 21, 2026, which was approximately $13.50 per share.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	28,475,000
Maximum Aggregate Offering Price	$ 949.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.13
Offering Note	Rule 457(f) Fee Calculation Details

The amount to be registered represents the maximum amount of Class A Ordinary Shares issuable to the stockholders of Embed Financial Group Cayman Holdings (“EFGH”) in connection with the Business Combination. The value per share of the securities to be received by WinVest upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. EFGH is a private company, no market exists for its securities, and EFGH has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by WinVest in connection with the securities to be exchanged in the Business Combination.